Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY-VERSUS-PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.
Year	Summary Compensation Table Total for Steven R. Gardner(1) ($)	Compensation Actually Paid to Steven R. Gardner(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based On(4)		Net Income ($ Millions)	Return on Average Assets (ROAA)(5)
					TSR ($)	Peer Group TSR ($)
2022	5,974,431	2,066,457	1,898,383	1,012,067	108.35	116.15	284	1.32%
2021	7,054,109	12,243,954	2,041,650	3,439,847	132.34	124.78	340	1.66%
2020	5,127,540	8,448,740	1,554,372	2,299,152	100.35	91.32	60	0.93%

(1)
Steven R. Gardner was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Edward Wilcox	Edward Wilcox	Edward Wilcox
Ronald J. Nicolas, Jr.	Ronald J. Nicolas, Jr.	Ronald J. Nicolas, Jr.
Michael S. Karr	Michael S. Karr	Michael S. Karr
Thomas Rice	Thomas Rice	Thomas Rice

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Steven R. Gardner ($)	Exclusion of Stock Awards for Steven R. Gardner ($)	Inclusion of Equity Values for Steven R. Gardner ($)	Compensation Actually Paid to Steven R. Gardner ($)
2022	5,974,431	(4,318,611)	410,637	2,066,457
2021	7,054,109	(4,619,149)	9,808,994	12,243,954
2020	5,127,540	(3,436,818)	6,758,018	8,448,740
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,898,383	(1,154,983)	268,667	1,012,067
2021	2,041,650	(1,020,483)	2,418,680	3,439,847
2020	1,554,372	(778,569)	1,523,349	2,299,152
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Steven R. Gardner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Steven R. Gardner ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Steven R. Gardner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Steven R. Gardner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Steven R. Gardner ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Steven R. Gardner ($)	Total — Inclusion of Equity Values for Steven R. Gardner ($)
2022	3,554,430	(2,996,048)	—	(309,054)	—	161,309	410,637
2021	4,846,074	3,934,106	—	861,517	—	167,297	9,808,994
2020	6,299,013	540,444	—	(207,224)	—	125,785	6,758,018
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	950,614	(650,621)	—	(75,243)	—	43,917	268,667
2021	1,142,669	1,016,356	—	215,581	—	44,074	2,418,680
2020	1,398,963	141,348	—	(50,750)	—	33,788	1,523,349

(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Return on Average Assets (ROAA) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. ROAA is not a recognized term under GAAP. This measure is defined and reconciled to the nearest GAAP measure in Annex A This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote [Text Block]
(1)
Steven R. Gardner was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Edward Wilcox	Edward Wilcox	Edward Wilcox
Ronald J. Nicolas, Jr.	Ronald J. Nicolas, Jr.	Ronald J. Nicolas, Jr.
Michael S. Karr	Michael S. Karr	Michael S. Karr
Thomas Rice	Thomas Rice	Thomas Rice

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,974,431	$ 7,054,109	$ 5,127,540
PEO Actually Paid Compensation Amount	$ 2,066,457	12,243,954	8,448,740
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Steven R. Gardner ($)	Exclusion of Stock Awards for Steven R. Gardner ($)	Inclusion of Equity Values for Steven R. Gardner ($)	Compensation Actually Paid to Steven R. Gardner ($)
2022	5,974,431	(4,318,611)	410,637	2,066,457
2021	7,054,109	(4,619,149)	9,808,994	12,243,954
2020	5,127,540	(3,436,818)	6,758,018	8,448,740
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Steven R. Gardner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Steven R. Gardner ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Steven R. Gardner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Steven R. Gardner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Steven R. Gardner ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Steven R. Gardner ($)	Total — Inclusion of Equity Values for Steven R. Gardner ($)
2022	3,554,430	(2,996,048)	—	(309,054)	—	161,309	410,637
2021	4,846,074	3,934,106	—	861,517	—	167,297	9,808,994
2020	6,299,013	540,444	—	(207,224)	—	125,785	6,758,018

Non-PEO NEO Average Total Compensation Amount	$ 1,898,383	2,041,650	1,554,372
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,012,067	3,439,847	2,299,152
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,898,383	(1,154,983)	268,667	1,012,067
2021	2,041,650	(1,020,483)	2,418,680	3,439,847
2020	1,554,372	(778,569)	1,523,349	2,299,152
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	950,614	(650,621)	—	(75,243)	—	43,917	268,667
2021	1,142,669	1,016,356	—	215,581	—	44,074	2,418,680
2020	1,398,963	141,348	—	(50,750)	—	33,788	1,523,349

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s and peer group’s cumulative TSR over the fiscal three year period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during fiscal 2020 through 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Return on Average Assets
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and ROAA during fiscal 2020-2022. ROAA is not a recognized term under GAAP. This measure is defined and reconciled to the nearest GAAP measure in Annex A.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Return on Average Assets
Return on Average Tangible Common Equity
Pre-provision Net Revenue on Average Assets
Tangible Common Equity Ratio
Nonperforming Assets on Total Assets
Efficiency Ratio

Total Shareholder Return Amount	$ 108.35	132.34	100.35
Peer Group Total Shareholder Return Amount	116.15	124.78	91.32
Net Income (Loss)	$ 284,000,000	$ 340,000,000	$ 60,000,000
Company Selected Measure Amount	1.32	1.66	0.93
PEO Name	Steven R. Gardner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Non-GAAP Measure Description [Text Block]
(5)
We determined Return on Average Assets (ROAA) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. ROAA is not a recognized term under GAAP. This measure is defined and reconciled to the nearest GAAP measure in Annex A This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-provision Net Revenue on Average Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Common Equity Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Nonperforming Assets on Total Assets
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,318,611)	$ (4,619,149)	$ (3,436,818)
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	410,637	9,808,994	6,758,018
PEO [Member] | Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,554,430	4,846,074	6,299,013
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,996,048)	3,934,106	540,444
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(309,054)	861,517	(207,224)
PEO [Member] | Value Of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,309	167,297	125,785
Non-PEO NEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,154,983)	(1,020,483)	(778,569)
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	268,667	2,418,680	1,523,349
Non-PEO NEO [Member] | Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	950,614	1,142,669	1,398,963
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(650,621)	1,016,356	141,348
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,243)	215,581	(50,750)
Non-PEO NEO [Member] | Value Of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 43,917	$ 44,074	$ 33,788